UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: 3/31/2007

Check here if Amendment [    ]; Amendment Number: _________
This Amendment (Check only one.):     [    ] is a restatement.
                                      [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                 BEL AIR MANAGEMENT, LLC
Address:                             1999 AVENUE OF THE STARS, SUITE 2800
                                      LOS ANGELES, CA  90067

13F File Number:  028-12045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     MATTHEW D. ANHUT
Title:    CHIEF COMPLIANCE OFFICER
Phone:    310-229-1529

Signature, Place and Date of Signing:

MATTHEW D. ANHUT     LOS ANGELES, CA    MAY 14, 2007

Firm no longer holds threshold amount of 13(f) securities, but is continuing to report pursuant to Rule 13f-1(a)(1).

Report Type (Check only one.):

[    ]   13 F HOLDINGS REPORT

[  X   ]   13F NOTICE

[     ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934